Award Timing Disclosure	12 Months Ended
Dec. 31, 2025 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	consistent with past practice, the Company grants most equity-based awards on a predetermined schedule aligned with the annual executive compensation review cycle, with the Compensation Committee approving grants to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards. From time to time, the Company may grant additional one-time, equity-based awards in connection with an employee's initial hire, promotion or for other reasons. The Compensation Committee does not take into account material, non-public information when determining the timing and terms of awards, nor do they time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such awards.
Award Timing Method	While the Company does not have a formal policy related to timing of equity-based awards, consistent with past practice, the Company grants most equity-based awards on a predetermined schedule aligned with the annual executive compensation review cycle, with the Compensation Committee approving grants to NEOs at the same time that equity awards are granted to all other employees who are eligible for such awards.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take into account material, non-public information when determining the timing and terms of awards, nor do they time disclosure of material non-public information for the purpose of affecting the value of executive compensation with such awards.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table

Name	Grant Date	Number of securities underlying the award (#)	Exercise price of the award ($/Sh)	Grant date fair value of the award ($)
Percentage change in the closing market price of the securities underlying the award between the trading day ending immediately prior to the disclosure of material nonpublic information and the trading day beginning immediately following the disclosure of material nonpublic information
(%)

Anesa T. Chaibi	2/25/2025	36,205	23.77	254,311	1.80

Thomas Clark [Member] | Employee Stock Option
Awards Close in Time to MNPI Disclosures
Name	Anesa T. Chaibi
Underlying Securities | shares	36,205
Exercise Price | $ / shares	$ 23.77
Fair Value as of Grant Date | $	$ 254,311
Underlying Security Market Price Change	1.80